NET REVENUES - Disaggregation of revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation of revenues
Net revenues	¥ 14,401,249	$ 1,972,963	¥ 14,948,129	¥ 13,516,698
Product
Disaggregation of revenues
Net revenues	14,294,740		14,841,910	13,403,436
B2C segment
Disaggregation of revenues
Net revenues	261,197		357,975	408,305
B2B segment
Disaggregation of revenues
Net revenues	14,033,543		14,483,935	12,995,131
Service
Disaggregation of revenues
Net revenues	106,509		106,219	113,262
MP Service
Disaggregation of revenues
Net revenues	65,536		70,271	68,477
Other Services
Disaggregation of revenues
Net revenues	¥ 40,973		¥ 35,948	¥ 44,785